UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09141

Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	August 31, 2008

Item 1. Schedule of Investments

Eaton Vance Municipal Income Trust	as of August 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 180.9%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.3%
$2,950	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,874,657
		$2,874,657
Education — 5.8%
$9,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$9,161,730
3,430	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,438,198
		$12,599,928
Electric Utilities — 9.5%
$1,300	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$923,728
2,000	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 6.75%, 4/1/38	1,893,280
3,300	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	3,318,117
7,250	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	7,534,852
3,400	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	3,413,158
2,550	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	2,559,869
1,000	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), Series A, (AMT), 6.75%, 12/1/36	1,003,870
		$20,646,874
Escrowed/Prerefunded — 1.5%
$1,400	Mesquite, TX, Health Facilities Authority, (Christian Retirement Facility), Prerefunded to 2/15/10, 7.625%, 2/15/28	$1,521,310
1,290	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39(3)	1,514,834
135	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	137,593
		$3,173,737
General Obligations — 2.2%
$1,595	California, (AMT), 5.05%, 12/1/36	$1,423,123
1,000	Cypress-Fairbanks, TX, Independent School District, 4.50%, 2/15/25(3)	997,680
2,355	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38	2,393,834
		$4,814,637
Health Care-Miscellaneous — 0.8%
$381	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	$390,177
1,007	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(2)	1,031,677
382	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(2)	391,934
		$1,813,788
Hospital — 14.0%
$600	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$559,032
1,260	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,096,906
1,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,136,052
800	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	804,640
975	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	934,459
7,605	Henderson, NV, Health Care Facility, (Catholic Healthcare West), 5.625%, 7/1/24	7,698,618

$2,000	Knox County, TN, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	$307,060
5,000	Knox County, TN, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	715,950
7,590	Knox County, TN, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	884,159
800	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), Prerefunded to 5/15/26, 5.50%, 5/15/32	903,712
2,575	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	2,344,975
2,000	Martin County, MN, (Fairmont Community Hospital Association), 6.625%, 9/1/22	2,042,120
255	Mecosta County, MI, (Michigan General Hospital), 5.75%, 5/15/09	255,273
2,500	Mecosta County, MI, (Michigan General Hospital), 6.00%, 5/15/18	2,469,925
1,150	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,123,308
2,295	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,246,484
5,000	North Central, TX, Health Facility Development Corp., (Baylor Healthcare System), 5.125%, 5/15/29	4,884,250
		$30,406,923
Housing — 23.8%
$1,300	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,054,430
410	California Housing Finance Agency, (AMT), Variable Rate, 17.953%, 8/1/38(2)(4)	291,141
4,870	California Rural Home Mortgage Finance Authority, (AMT), 5.50%, 8/1/47	4,809,661
4,000	Charter Mac Equity Issuer Trust, TN, 6.00%, 4/30/19(2)	4,241,440
4,000	Charter Mac Equity Issuer Trust, TN, 6.625%, 6/30/09(2)	4,120,880
2,100	Colorado Housing and Finance Authority, (Birchwood Manor Project), (AMT), 5.50%, 9/20/36	1,952,853
4,715	Delaware Housing Authority, (Senior Single Family Mortgage), (AMT), 5.30%, 1/1/49	4,144,674
1,425	Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,159,351
2,900	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	3,234,370
3,135	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	2,804,414
2,500	Kentucky Housing Corp., Housing Revenue, (AMT), 5.65%, 7/1/38	2,369,000
1,655	Lake Creek, CO, Affordable Housing Corp., Multi-family, 7.00%, 12/1/23	1,655,463
4,000	Muni Mae Tax-Exempt Bond, LLC, 6.875%, 6/30/49(2)	4,100,200
2,620	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,618,690
3,545	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	2,930,864
3,325	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,358,117
4,410	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	3,578,980
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	3,137,079
		$51,561,607
Industrial Development Revenue — 28.0%
$1,731	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,548,213
3,600	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,389,220
1,417	Broward County, FL, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	1,325,646
1,300	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,149,434
12,000	Cartersville, GA, Development Authority Sewer and Solid Waste Disposal Facility, (Anheuser-Busch Cos., Inc.), (AMT), 5.50%, 3/1/44	11,114,280
1,775	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	1,167,773
4,430	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	3,140,959
2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 5.70%, 4/1/32	2,258,800
10,750	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	10,889,857
30	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	30,390
6,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	4,496,760
1,300	New York City, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	1,165,710
6,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	5,549,340
3,500	New York City, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	3,400,110
4,350	Phoenix, AZ, Industrial Development Agency, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	3,449,245
2,110	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	1,978,167
5,500	St. John, LA, Baptist Parish Revenue, (Marathon Oil Corp.), 5.125%, 6/1/37	4,753,320
		$60,807,224

Insured-General Obligations — 7.1%
$9,990	Puerto Rico, (AGC), 5.50%, 7/1/29(1)	$10,752,936
4,000	Puerto Rico, (FSA), Variable Rate, 8.72%, 7/1/27(2)(4)	4,749,680
		$15,502,616
Insured-Hospital — 14.1%
$16,820	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/25	$6,299,931
19,165	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/26	6,729,790
8,590	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,820,526
3,500	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	3,539,200
600	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47	572,004
10,000	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series I, (AGC), 5.00%, 7/1/38(1)	9,877,100
750	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	740,783
		$30,579,334
Insured-Industrial Development Revenue — 0.3%
$870	Clark County, NV, Industrial Development, (Southwest Gas Corp.), (FGIC), (AMT), 5.00%, 12/1/33	$682,680
		$682,680
Insured-Other Revenue — 0.9%
$4,210	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	$832,528
1,000	Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42(5)	1,017,090
		$1,849,618
Insured-Special Tax Revenue — 9.0%
$30,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/29	$9,951,000
3,775	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,698,518
37,800	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54(6)	2,706,102
6,160	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	806,714
12,215	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,507,331
7,685	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	891,460
		$19,561,125
Insured-Student Loan — 4.8%
$7,940	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$6,247,827
4,140	New Jersey Higher Education Assistance Authority, Student Loan, (AGC), 6.125%, 6/1/30	4,192,288
		$10,440,115
Insured-Transportation — 14.4%
$12,425	Alameda, CA, Corridor Transportation Authority, (MBIA), 0.00%, 10/1/33	$3,138,680
3,500	Chicago, IL, (O’Hare International Airport), (AMBAC), (AMT), 5.375%, 1/1/32	3,330,075
960	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.10%, 11/1/24	965,491
800	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.25%, 11/1/28	805,088
5,500	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	3,427,050
1,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32	632,920
25,500	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 3/1/36	4,780,740
6,600	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	979,110
3,140	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (FSA), (AMT), 5.25%, 10/1/41	2,952,699
9,820	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	10,197,284
		$31,209,137

Nursing Home — 0.9%
$2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	$2,005,000
		$2,005,000
Other Revenue — 26.0%
$42,190	Buckeye, OH, Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$1,995,587
1,955	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,969,135
3,160	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 6.75%, 6/1/39	3,654,793
1,535	Main Street National Gas Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	1,368,637
6,600	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	5,502,618
1,350	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	1,280,597
1,500	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21(2)	1,445,580
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	107,893
195	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	188,930
360	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	342,655
100	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	93,540
110	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	98,683
19,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	20,239,440
8,000	Salt Verde, AZ, Financial Corporation, Senior Gas Revenue, 5.00%, 12/1/37	6,663,600
2,789	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	2,807,685
2,000	Seminole Tribe, FL, Special Obligation Revenue, 5.25%, 10/1/27(2)	1,798,680
1,365	Seminole Tribe, FL, Special Obligation Revenue, 5.50%, 10/1/24(2)	1,285,052
6,905	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	327,849
3,000	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	2,136,270
1,530	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37(1)	1,719,118
1,415	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(2)	1,221,456
295	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	292,445
		$56,540,243
Senior Living/Life Care — 3.3%
$3,210	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(7)	$2,071,798
3,240	Logan County, CO, Industrial Development Revenue, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	2,485,404
2,990	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	2,552,264
		$7,109,466
Special Tax Revenue — 3.0%
$3,280	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	$3,287,019
190	Longleaf, FL, Community Development District, 6.20%, 5/1/09	189,677
1,150	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	1,096,238
2,115	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	2,013,882
		$6,586,816
Transportation — 8.9%
$1,500	Augusta, GA, (AMT), 5.35%, 1/1/28	$1,263,510
915	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	790,734
2,670	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	2,158,561
7,500	Kent County, MI, Airport Facility, 5.00%, 1/1/25(1)	7,536,113
7,325	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	7,647,300
		$19,396,218

Water and Sewer — 1.3%
$3,405	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,764,247
		$2,764,247
Total Tax-Exempt Investments — 180.9% (identified cost $411,357,257)		$392,925,990
Other Assets, Less Liabilities — (30.3)%		$(65,868,204)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.6)%		$(109,870,852)
Net Assets Applicable to Common Shares — 100.0%		$217,186,934

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	—	Berkshire Hathaway Assurance Corp.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

At August 31, 2008, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Puerto Rico	13.2%
Others, representing less than 10% individually	86.8%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 28.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 10.2% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $25,067,897 or 11.5% of the Trust’s net assets applicable to common shares.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.
(5)	When-issued security.
(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(7)	Security is in default with respect to scheduled principal payments.
(8)	Security is in default and making only partial interest payments.

A summary of financial instruments at August 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/08	900 U.S. Treasury Bond	Short	$(105,887,475)	$(105,581,250)	$306,225

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$10,950,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008 / September 28, 2038	$(266,161)
Morgan Stanley Capital Services, Inc.	7,500,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008 / September 10, 2038	(720,818)
					$(986,979)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$341,384,588
Gross unrealized appreciation	$5,786,144
Gross unrealized depreciation	(24,294,742)
Net unrealized depreciation	$(18,508,598)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$306,225
Level 2	Other Significant Observable Inputs	392,925,990	(986,979)
Level 3	Significant Unobservable Inputs	—	—
Total		$392,925,990	$(680,754)

* Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	October 24, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 24, 2008